Equity-Based Compensation Plans - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 23, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares granted		1,394,008	1,394,008
Grants in period			1,394,008
Weighted-Average Remaining Contractual Term (Years)			2 years 6 months 14 days
2021 Omnibus Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		8,850,000	8,850,000
Common Stock, Capital Shares Reserved for Future Issuance		6,797,101	6,797,101
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period			10 years
Weighted average grant date fair value, options non-vested	$ 12.06
Unrecognized compensation cost		$ 6,875	$ 6,875
Weighted-Average Remaining Contractual Term (Years)			2 years 3 months 18 days
Restricted Stock Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			3 years
Restricted Stock Units [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			1 year
Restricted Stock Units [Member] | Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period	658,891
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		41,400,000	41,400,000
Grants in period			8,445	5,932	3,906
Weighted average grant date fair value			$ 1.25	$ 0.27	$ 0.24
Weighted average grant date fair value, options non-vested		$ 0.50	$ 0.50	$ 0.27	$ 0.27	$ 0.27
Share Based Compensation Expense				$ 0	$ 0
Profit Interest Units [Member] | Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period			6,546	4,507	2,967
Unrecognized compensation cost		$ 9,637	$ 9,637
Weighted-Average Remaining Contractual Term (Years)			1 year 7 months 6 days
Share based compensation by share based award unvested options aggegate fair value		$ 34,302	$ 34,302	$ 32,383	$ 30,323
Share based compensation by share based award options vested in period aggregate fair value			$ 3,069	$ 487	$ 437
Share based compensation by share based award option vested in period units		3,629	3,629	1,679	1,508
Profit Interest Units [Member] | Incentive Plan [Member] | Unvested Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, options non-vested		$ 0.48	$ 0.48	$ 0.26	$ 0.28
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period		10 years
Weighted average grant date fair value, options non-vested		$ 3.88	$ 3.88
Unrecognized compensation cost		$ 4,582	$ 4,582
Weighted-Average Remaining Contractual Term (Years)			2 years 6 months
Stock Options [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting Period			3 years